Segment Disclosure (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Net Sales for New and Used Systems
Net system sales for new and used systems were as follows:

Year ended December 31	2017	2018	2019
(in millions)	€	€	€

New systems	6,332.9	8,115.6	8,807.1
Used systems	91.5	143.5	189.1
Net system sales	6,424.4	8,259.1	8,996.2

Net Sales and Long-lived Assets by Geographic Region
Total net sales and long-lived assets (consisting of property, plant and equipment) by geographic region were as follows:

Year ended December 31	Total net sales	Long-lived assets
(in millions)	€	€

2019
Japan	463.2	6.5
Korea	2,202.1	24.1
Singapore	120.0	1.6
Taiwan	5,357.0	131.6
China	1,377.7	21.3
Rest of Asia	2.6	0.5
Netherlands	2.6	1,396.0
EMEA	314.6	4.3
United States	1,980.2	413.4
Total	11,820.0	1,999.3

2018
Japan	567.6	8.2
Korea	3,725.1	24.6
Singapore	222.5	1.1
Taiwan	1,989.5	96.5
China	1,842.8	16.2
Rest of Asia	1.9	0.4
Netherlands	1.2	1,113.8
EMEA	631.7	5.1
United States	1,961.7	323.6
Total	10,944.0	1,589.5

2017
Japan	404.3	3.4
Korea	3,031.4	23.2
Singapore	163.7	0.8
Taiwan	2,096.7	88.1
China	919.5	4.1
Rest of Asia	3.5	3.0
Netherlands	4.0	1,186.0
EMEA	921.5	5.0
United States	1,418.1	287.2
Total	8,962.7	1,600.8